Derivative Financial Instruments (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the combined balance sheets:

		Asset derivatives fair value as of
		March 31,
Derivatives not designated as hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current assets	$—	$91
Total		$—	$91

		Asset (liability) derivatives fair value as of
		March 31,
Derivatives designated as cash flow hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current liabilities	$(4)	$(3,252)
Total		$(4)	$(3,252)
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the condensed combined balance sheets:

		Asset (liability) derivatives fair value as of
Derivatives designated as cash flow hedging instruments	Balance sheet location	June 30, 2024	March 31, 2024
Foreign currency forward contracts	Other current assets	$312	$—
Foreign currency forward contracts	Other current liabilities	—	(4)
Total		$312	$(4)

Schedule of Derivative Instruments
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the combined financial statements:

	Gain (loss) recognized in other comprehensive income
	Years ended March 31,
Derivatives designated as cash flow hedging instruments	2024	2023	2022
Foreign currency forward contracts	$199	$(3,782)	$—
Total gain (loss)	$199	$(3,782)	$—

		Gain (loss) reclassified from other comprehensive income into earnings
		Years ended March 31,
Derivatives designated as cash flow hedging instruments:	Location	2024	2023	2022
Foreign currency forward contracts	Cost of sales	$(1,349)	$(588)	$—
Foreign currency forward contracts	Other income (expense), net	(1,642)	—	—
Total gain (loss)		$(2,991)	$(588)	$—
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the condensed combined financial statements:

	Gain (loss) recognized in other comprehensive loss
	Three months ended
Derivatives designated as cash flow hedging instruments	June 30, 2024	June 25, 2023
Foreign currency forward contracts	$330	$(161)
Total gain (loss)	$330	$(161)

		Gain (loss) reclassified from other comprehensive loss into earnings
		Three months ended
Derivatives designated as cash flow hedging instruments:	Location	June 30, 2024	June 25, 2023
Foreign currency forward contracts	Cost of sales	$—	$(400)
Foreign currency forward contracts	Other income (expense), net	13	(679)
Total gain (loss)		$13	$(1,079)